Business Segments (Details4) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-Lived Assets [Line Items]
Sales	$ 1,018.6	$ 1,018.7	$ 1,080.4	$ 1,004.8	$ 1,037.9	$ 1,020.2	$ 1,009.5	$ 979.0	$ 4,122.5	$ 4,046.6	$ 3,525.1
Identifiable Assets	$ 5,634.6				$ 5,501.8				$ 5,634.6	$ 5,501.8	$ 5,185.4
Percent of total	100.00%				100.00%				100.00%	100.00%	100.00%
United States
Long-Lived Assets [Line Items]
Sales									$ 2,454.6	$ 2,348.1	$ 2,070.6
Identifiable Assets	$ 4,956.4				$ 4,859.1				$ 4,956.4	$ 4,859.1	$ 4,547.7
Percent of total	88.00%				88.00%				88.00%	88.00%	88.00%
China
Long-Lived Assets [Line Items]
Sales									$ 355.6	$ 320.0	$ 265.6
Identifiable Assets	$ 288.1				$ 287.3				$ 288.1	$ 287.3	$ 276.0
Percent of total	5.00%				5.00%				5.00%	5.00%	5.00%
United Kingdom
Long-Lived Assets [Line Items]
Sales									$ 173.8	$ 242.1	$ 231.6
Identifiable Assets	$ 141.3				$ 136.7				$ 141.3	$ 136.7	$ 122.7
Percent of total	3.00%				3.00%				3.00%	3.00%	2.00%
Germany
Long-Lived Assets [Line Items]
Sales									$ 219.3	$ 247.2	$ 217.1
France
Long-Lived Assets [Line Items]
Sales									155.5	183.6	165.6
Japan
Long-Lived Assets [Line Items]
Sales									147.7	214.9	131.7
Other [Member]
Long-Lived Assets [Line Items]
Identifiable Assets	$ 248.8				$ 218.7				$ 248.8	$ 218.7	$ 239.0
Percent of total	4.00%				4.00%				4.00%	4.00%	5.00%